SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock based compensation	$ 53	$ 36	$ 41
Revenue recognition:
Consignment	148
Advertising expenses:
Advertising expenses	$ 103	$ 109	$ 52
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	61,250	278,401	0